RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS, Cash Flow Statement (Details) - USD ($)	3 Months Ended			6 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020
Cash Flow Statement [Abstract]
Net Loss	$ 1,517,138	$ (429,155)	$ (429,155)	$ (8,247,187)
Change in fair value of warrant liability	(5,068,000)		(181,000)	7,240,000
Transaction costs allocated to warrant liability		580,000	580,000	580,000
Net cash used in operating activities	$ (443,769)		(24,003)	(455,960)
As Previously Reported [Member]
Cash Flow Statement [Abstract]
Net Loss		(30,155)	(30,155)	(427,187)
Change in fair value of warrant liability			0	0
Transaction costs allocated to warrant liability		0	0	0
Net cash used in operating activities			(24,003)	(455,960)
Accounting For Warrants [Member | Revision of Prior Period, Change in Accounting Principle, Adjustment [Member]
Cash Flow Statement [Abstract]
Net Loss		(399,000)	(399,000)	(7,820,000)
Change in fair value of warrant liability			(181,000)	7,240,000
Transaction costs allocated to warrant liability		$ 580,000	580,000	580,000
Net cash used in operating activities			$ 0	$ 0